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Firsthand Funds
125 South Market, Suite 1200
San Jose, CA 95113


December 6, 2000

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Firsthand Funds (the "Registrant")
    File No. 33-73832 and 811-8268
    CIK #917124

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registrant's registration statement on Form N-1A (Post-Effective Amendment No. 15), and (ii) that Post-Effective Amendment No. 15 to the Registrant's Registration Statement was filed electronically with the Securities and Exchange Commission on November 30, 2000.

Sincerely,

/s/ Julie Tedesco
Julie Tedesco
Assistant Secretary


Cc: Kelvin K. Leung